Acquisitions, divestments and equity-accounted companies - Divestments (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jul. 31, 2019 USD ($)
Business divestments
Net gains relating to divestments of consolidated businesses, net of transaction costs		$ 55,000,000
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets held for sale and in discontinued operations		9,840,000,000			$ 282,000,000
Income from continuing operations before income taxes	$ 841,000,000	1,862,000,000	$ 2,119,000,000
Solar Inverters business | Disposal group, held for sale, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Receivables, net		70,000,000
Inventories, net		127,000,000
Disposal Group Including Discontinued Operation Property Plant And Equipment Current		69,000,000
Intangible assets, net		27,000,000
Other current assets		26,000,000
Valuation allowance on assets held for sale		(319,000,000)
Current assets held for sale and in discontinued operations		0
Accounts payable, trade		86,000,000
Contract liabilities		59,000,000
Provisions for warranties		108,000,000
Other liabilities		49,000,000
Fair value adjustment on disposal group		102,000,000
Current liabilities held for sale and in discontinued operations		404,000,000
Divestment value						$ 0
Amount payable to buyer				€ 132	$ 145,000,000		$ 143,000,000
Loss on write down of disposal group	33,000,000	421,000,000
Loss from cumulative translation adjustment, disposal group	(99,000,000)	(99,000,000)
Income from continuing operations before income taxes	$ (63,000,000)	$ (490,000,000)	$ (94,000,000)